DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)
DEFINED CONTRIBUTION PLAN
Employee compensation and benefits expenses	$ 3,505,373		$ 2,934,035		$ 2,539,858
China
DEFINED CONTRIBUTION PLAN
Total contributions | ¥		¥ 240,318		¥ 237,452		¥ 220,013
Hong Kong
DEFINED CONTRIBUTION PLAN
Employee compensation and benefits expenses	$ 8,236		$ 4,789		$ 3,345